Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other payable
Other Payable To Related Parties	¥ 13,533	¥ 13,347
Accrued Expenses	8,685	9,384
Other Taxes Payable	3,615	3,211
Total	¥ 25,833	¥ 25,942